INCOME TAXES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Tax provision	$ 0	$ 22,318
Uncertain tax provision	$ 0	$ 22,318